INCOME TAXES: (Details 1) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Deferred Tax Assets
Net operating loss carryovers	$ 21,162,237	$ 12,994,244
Stock-based compensation	1,907,607	1,474,016
Other deferred tax assets	957,982	48,470
Total deferred tax assets	24,027,826	14,516,730
Valuation allowance	(22,414,639)	(10,614,005)
Deferred tax asset, net of valuation allowance	1,613,187	3,902,725
Deferred Tax Liabilities
Valuation of warrants	0	(3,241,085)
Other deferred tax liabilities	(1,613,187)	(661,640)
Total deferred tax liabilities	(1,613,187)	(3,902,725)
Net deferred tax asset (liability)	$ 0	$ 0